Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.50%	7.50%
Registration date	Dec. 06, 1999	Jun. 12, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 5,553	$ 5,377
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 200,000	$ 200,000
Interest rate %	7.40%	7.40%
Registration date	Dec. 06, 1999	Jun. 12, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 3,707	$ 3,591
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 530,000	$ 530,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Jun. 12, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 9,906	$ 9,605
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Jun. 12, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 5,610	$ 5,441
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 50,000
Interest rate %	6.50%	6.50%
Registration date	Dec. 06, 1999	Jun. 12, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 951	$ 924
C1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 450,000
Interest rate %	6.60%	6.60%
Registration date	Dec. 06, 1999	Jun. 12, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 8,555	$ 8,313
D2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF
Issuance currency amount	$ 1,600,000
Interest rate %	4.30%
Registration date	Jun. 20, 2002
Maturity date	Apr. 01, 2023
Balance due	$ 2,820
D2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF
Issuance currency amount	$ 400,000
Interest rate %	4.30%
Registration date	Jun. 20, 2002
Maturity date	Apr. 01, 2023
Balance due	$ 705
D1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF
Issuance currency amount	$ 2,000,000
Interest rate %	3.60%
Registration date	Jun. 20, 2002
Maturity date	Apr. 01, 2026
Balance due	$ 21,279
A7 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 40,000
Interest rate %	5.00%	6.90%
Registration date	Nov. 28, 2008	Jul. 16, 1999
Maturity date	Nov. 01, 2033	Jan. 08, 2022
Balance due	$ 33,930	$ 115
A7 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 50,000
Interest rate %	5.00%	6.90%
Registration date	Nov. 28, 2008	Jul. 16, 1999
Maturity date	Nov. 01, 2033	Jan. 08, 2022
Balance due	$ 50,895	$ 144
A7 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 759,000	$ 200,000
Interest rate %	4.50%	6.90%
Registration date	Nov. 28, 2008	Jul. 16, 1999
Maturity date	Nov. 01, 2033	Jan. 08, 2022
Balance due	$ 26,835	$ 577
A7 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 241,000	$ 50,000
Interest rate %	4.50%	6.90%
Registration date	Nov. 28, 2008	Jul. 16, 1999
Maturity date	Nov. 01, 2033	Jan. 08, 2022
Balance due	$ 8,521	$ 144
A7 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,130,000	$ 50,000
Interest rate %	4.20%	6.90%
Registration date	Nov. 28, 2008	Jul. 16, 1999
Maturity date	Nov. 01, 2033	Jan. 08, 2022
Balance due	$ 149,084	$ 144
A7 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 160,000
Interest rate %	4.30%	6.90%
Registration date	Nov. 28, 2008	Jul. 16, 1999
Maturity date	Nov. 01, 2033	Jan. 08, 2022
Balance due	$ 36,098	$ 461
A7 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 70,000	$ 450,000
Interest rate %	4.20%	6.90%
Registration date	Nov. 28, 2008	Jul. 16, 1999
Maturity date	Nov. 01, 2033	Jan. 08, 2022
Balance due	$ 2,535	$ 1,297
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,000,000	$ 60,000
Interest rate %	3.90%	6.70%
Registration date	Nov. 28, 2008	Jun. 12, 1999
Maturity date	Nov. 01, 2033	Jan. 01, 2022
Balance due	$ 149,314	$ 94
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 2,300,000	$ 280,000
Interest rate %	3.80%	6.70%
Registration date	Nov. 28, 2008	Jun. 12, 1999
Maturity date	Nov. 01, 2033	Jan. 01, 2022
Balance due	$ 86,214	$ 437
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 600,000	$ 170,000
Interest rate %	4.00%	6.70%
Registration date	Nov. 29, 2011	Jun. 12, 1999
Maturity date	Nov. 01, 2036	Jan. 01, 2022
Balance due	$ 20,686	$ 265
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 110,000
Interest rate %	4.00%	6.60%
Registration date	Nov. 29, 2011	Jun. 12, 1999
Maturity date	Nov. 01, 2036	Jan. 01, 2022
Balance due	$ 1,724	$ 172
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 80,000	$ 30,000
Interest rate %	3.90%	6.70%
Registration date	Nov. 29, 2011	Jun. 12, 1999
Maturity date	Nov. 01, 2036	Jan. 01, 2022
Balance due	$ 2,778	$ 47
D2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 1,600,000
Interest rate %	3.90%	4.30%
Registration date	Nov. 29, 2011	Jun. 20, 2002
Maturity date	Nov. 01, 2036	Jan. 04, 2023
Balance due	$ 15,645	$ 7,311
D2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 160,000	$ 400,000
Interest rate %	3.90%	4.30%
Registration date	Nov. 29, 2011	Jun. 20, 2002
Maturity date	Nov. 01, 2036	Jan. 04, 2023
Balance due	$ 5,563	$ 1,828
D1 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 2,000,000
Interest rate %	2.70%	3.60%
Registration date	Nov. 29, 2011	Jun. 20, 2002
Maturity date	Nov. 01, 2036	Jan. 04, 2026
Balance due	$ 39,616	$ 23,734
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 1,000,000
Interest rate %	2.70%	5.00%
Registration date	Nov. 29, 2011	Nov. 28, 2008
Maturity date	Nov. 01, 2036	Jan. 11, 2033
Balance due	$ 11,885	$ 29,865
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,360,000	$ 1,500,000
Interest rate %	2.60%	5.00%
Registration date	Nov. 29, 2011	Nov. 28, 2008
Maturity date	Nov. 01, 2036	Jan. 11, 2033
Balance due	$ 54,050	$ 44,797
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,400,000	$ 759,000
Interest rate %	1.00%	4.50%
Registration date	Nov. 29, 2011	Nov. 28, 2008
Maturity date	Nov. 01, 2042	Jan. 11, 2033
Balance due	$ 73,326	$ 23,686
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 241,000
Interest rate %	1.00%	4.50%
Registration date	Nov. 29, 2011	Nov. 28, 2008
Maturity date	Nov. 01, 2042	Jan. 11, 2033
Balance due	$ 78,679	$ 7,521
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,100,000	$ 4,130,000
Interest rate %	1.00%	4.20%
Registration date	Nov. 29, 2011	Nov. 28, 2008
Maturity date	Nov. 01, 2042	Jan. 11, 2033
Balance due	$ 58,137	$ 131,800
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 900,000	$ 1,000,000
Interest rate %	1.00%	4.30%
Registration date	Nov. 29, 2011	Nov. 28, 2008
Maturity date	Nov. 01, 2040	Jan. 11, 2033
Balance due	$ 46,304	$ 31,910
Total subordinated bonds due [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Registration date
Balance due	$ 1,010,905	$ 917,510
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 250,000
Interest rate %		7.50%
Registration date		Jun. 12, 1999
Maturity date		Jan. 01, 2022
Balance due		$ 390
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 350,000
Interest rate %		6.60%
Registration date		Jun. 12, 1999
Maturity date		Jan. 01, 2022
Balance due		$ 546
C2 [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 1,000,000
Interest rate %		6.50%
Registration date		Jun. 12, 1999
Maturity date		Jan. 01, 2022
Balance due		$ 1,561
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 70,000
Interest rate %		4.20%
Registration date		Nov. 28, 2008
Maturity date		Jan. 11, 2033
Balance due		$ 2,242
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 4,000,000
Interest rate %		3.90%
Registration date		Nov. 28, 2008
Maturity date		Jan. 11, 2033
Balance due		$ 132,309
F [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 2,300,000
Interest rate %		3.80%
Registration date		Nov. 28, 2008
Maturity date		Jan. 11, 2033
Balance due		$ 76,415
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 600,000
Interest rate %		4.00%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 18,235
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 50,000
Interest rate %		4.00%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 1,520
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 80,000
Interest rate %		3.90%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 2,450
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 450,000
Interest rate %		3.90%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 13,797
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 160,000
Interest rate %		3.90%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 4,905
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 1,000,000
Interest rate %		2.70%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 35,193
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 300,000
Interest rate %		2.70%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 10,558
G [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 1,360,000
Interest rate %		2.60%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2036
Balance due		$ 48,023
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 1,400,000
Interest rate %		1.00%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2042
Balance due		$ 65,675
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 1,500,000
Interest rate %		1.00%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2042
Balance due		$ 70,473
J [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 1,100,000
Interest rate %		1.00%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2042
Balance due		$ 52,089
I [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds due [Line Items]
Currency		UF
Issuance currency amount		$ 900,000
Interest rate %		1.00%
Registration date		Nov. 29, 2011
Maturity date		Jan. 11, 2040
Balance due		$ 41,529